The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2021

Effective as of January 21, 2022, the first three paragraphs appearing under the heading “Management of the Funds” are deleted in their entirety and replaced with the relevant information below.

Royce & Associates, LP, a limited partnership organized under the laws of Delaware, is the Funds’ investment adviser and is responsible for the management of their assets. Royce & Associates primarily conducts its business under the name Royce Investment Partners ("Royce"). Royce has been investing in smaller-company securities with a value approach for more than 45 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Royce is a majority-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”). Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of December 31, 2021, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1,578.1 billion. As part of Franklin Templeton, Royce continues to retain operating control of its investment organization, portfolio management teams, and brand.

January 21, 2022

ISIFOF-0122

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2021

Effective as of January 21, 2022, the first three paragraphs appearing under the heading “Management of the Funds” are deleted in their entirety and replaced with the relevant information below.

Royce & Associates, LP, a limited partnership organized under the laws of Delaware, is the Funds’ investment adviser and is responsible for the management of their assets. Royce & Associates primarily conducts its business under the name Royce Investment Partners ("Royce"). Royce has been investing in smaller-company securities with a value approach for more than 45 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Royce is a majority-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”). Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of December 31, 2021, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1,578.1 billion. As part of Franklin Templeton, Royce continues to retain operating control of its investment organization, portfolio management teams, and brand.

January 21, 2022

CRFOF-0122